DIGITAL ASSETS Q - Narrative (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Restricted By Lock-Up Schedules
Crypto Asset, Activity [Line Items]
Restricted crypto assets	$ 14.8	$ 59.9
Restricted By Lock-Up Schedules | Maximum
Crypto Asset, Activity [Line Items]
Restriction duration	2 years
Crypto Assets Staked
Crypto Asset, Activity [Line Items]
Restricted crypto assets	$ 323.1	$ 371.7
Crypto Assets Staked | Maximum
Crypto Asset, Activity [Line Items]
Restriction duration	7 days	11 days
Bitcoin
Crypto Asset, Activity [Line Items]
Percentage of digital assets issued	34.00%	18.00%
Aave
Crypto Asset, Activity [Line Items]
Percentage of digital assets issued	15.00%	10.00%
Kamino
Crypto Asset, Activity [Line Items]
Percentage of digital assets issued	13.00%
Sky DAO
Crypto Asset, Activity [Line Items]
Percentage of digital assets issued		41.00%